Consolidated Income Statement - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Income Statement [Abstract]
Shipping revenues		$ 450,381	$ 295,853	$ 691,039
Other revenues	[1]	3,764	0	0
Total revenues		454,146	295,853	691,039
Gain on sale of vessels		19,513	15,153	0
Other income		0	4,612	0
Operating expenses
Voyage expenses		(185,502)	(92,405)	(140,564)
Vessel operating expenses		(73,809)	(77,807)	(82,188)
Depreciation and amortization		(123,255)	(128,639)	(124,245)
Impairment charges		0	0	(12,560)
General and administrative expense		(16,889)	(16,565)	(17,890)
Total operating expenses		(399,455)	(315,416)	(377,447)
Operating income/(loss)		74,204	202	313,591
Share of profit from associated companies		1,327	1,278	1,193
Interest income		1,076	6	212
Interest expense		(26,197)	(25,727)	(38,408)
Fair value gain/(loss) on derivative financial liabilities		14,983	12,450	(8,074)
Other financial (expense)/income		(2,826)	645	(1,334)
Profit/(loss) before tax		62,567	(11,147)	267,181
Income tax expense		(587)	(360)	(900)
Profit/(loss) for the year		61,979	(11,507)	266,281
Attributable to the owners of non-controlling interest		459	14	14
Attributable to the owners of parent		$ 61,520	$ (11,521)	$ 266,266
Basic earnings/(loss) per share (in dollars per share)		$ 0.37	$ (0.07)	$ 1.71
Diluted earnings/(loss) per share (in dollars per share)		$ 0.37	$ (0.07)	$ 1.61
Weighted average number of shares (basic) (in shares)		164,692,954	169,089,325	155,712,886
Weighted average number of shares (diluted) (in shares)		164,850,091	169,089,325	170,053,975

[1]	Other revenues mainly relate to technical management services provided